Investment in Sensible Medical (Detail Textuals) $ in Thousands, $ in Thousands			12 Months Ended
	Jan. 24, 2019 CAD ($)	Jan. 24, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about investment property [line items]
Change in fair value of the investment				$ (6,336)
Amortization			$ 2,466	1,438	$ 196
Write-down of intangible assets			6,321	6,321
ReDS Demonstration Units [Member]
Disclosure of detailed information about investment property [line items]
Additions to property plant and equipment			67
Licences [member]
Disclosure of detailed information about investment property [line items]
Additions to license			7,038
Licences [member] | Cost Of Goods Sold [Member]
Disclosure of detailed information about investment property [line items]
Amortization			$ 641
Sensible to Market ReDS [Member]
Disclosure of detailed information about investment property [line items]
Rights acquired	$ 13,351	$ 10,000
Directly attributable costs	$ 91	$ 68
Sensible Medical Innovations Ltd [Member]
Disclosure of detailed information about investment property [line items]
Voting interest acquired	9.36%	9.36%
Voting interest acquired on diluted basis	7.71%	7.71%
Change in fair value of the investment				6,336
Sensible Medical Innovations Ltd [Member] | Marketing And Distribution Agreement [Member]
Disclosure of detailed information about investment property [line items]
Percentage of share of profit			20.00%
Percentage of share of profit upon certain conditions being met			35.00%
Revenue			$ 89	$ 289	$ 0
Sensible Medical Innovations Ltd [Member] | At fair value [member]
Disclosure of detailed information about investment property [line items]
Investment in sensible medical			$ 6,337